Intangible Assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 199,156	R$ 222,036
Balance at ending of year	182,205	199,156	R$ 222,036
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	399,227	352,030	311,090
Addition	109,879	80,889	71,176
Disposals	(1,462)	(33,692)	(30,236)
Transfers
Balance at ending of year	507,644	399,227	352,030
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(200,218)	(130,141)	(87,243)
Addition	(126,156)	(103,764)	(73,006)
Disposals	788	33,687	30,108
Transfers
Balance at ending of year	(325,586)	(200,218)	(130,141)
Total Carrying Amount Intangible Assets Net [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	199,009	221,889	223,847
Addition	(16,277)	(22,875)	(1,830)
Disposals	(674)	(5)	(128)
Transfers
Balance at ending of year	182,058	199,009	221,889
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	293,006	169,077	97,043
Addition	5,291	5,226	2,385
Disposals		(2,893)	(322)
Transfers	7,460	121,596	69,971
Balance at ending of year	305,757	293,006	169,077
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(120,874)	(69,951)	(37,228)
Addition	(60,545)	(53,816)	(33,047)
Disposals		2,893	324
Transfers
Balance at ending of year	(181,419)	(120,874)	(69,951)
Intangible assets under development [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	9,405	103,988	143,234
Addition	27,687	27,013	30,835
Disposals	(92)		(110)
Transfers	(7,460)	(121,596)	(69,971)
Balance at ending of year	29,540	9,405	103,988
Licences [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	95,496	77,645	69,493
Addition	76,901	48,650	37,956
Disposals	(1,310)	(30,799)	(29,804)
Transfers
Balance at ending of year	171,087	95,496	77,645
Licences [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(79,243)	(60,089)	(49,914)
Addition	(65,611)	(49,948)	(39,959)
Disposals	788	30,794	29,784
Balance at ending of year	(144,066)	(79,243)	(60,089)
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	1,320	1,320	1,320
Addition
Disposals	(60)
Transfers
Balance at ending of year	1,260	1,320	1,320
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	(101)	(101)	(101)
Addition
Disposals
Transfers
Balance at ending of year	R$ (101)	R$ (101)	R$ (101)